Quarterly Holdings Report
for
Fidelity Advisor® Value Fund
July 31, 2023
FAV-NPRT3-0923
1.804833.119
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	38,040	1,553,380
Media - 1.5%
DISH Network Corp. Class A (b)(c)	29,505	233,975
News Corp. Class A	53,121	1,052,858
Nexstar Broadcasting Group, Inc. Class A	7,233	1,350,546
Scholastic Corp.	23,023	994,363
Thryv Holdings, Inc. (b)	70,640	1,674,168
		5,305,910
TOTAL COMMUNICATION SERVICES		6,859,290
CONSUMER DISCRETIONARY - 13.2%
Automobile Components - 1.3%
Adient PLC (b)	49,771	2,118,254
Autoliv, Inc.	16,431	1,658,381
Cie Automotive SA	22,570	706,752
		4,483,387
Automobiles - 0.7%
Harley-Davidson, Inc.	61,002	2,355,287
Broadline Retail - 0.3%
Kohl's Corp. (c)	41,127	1,170,063
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (b)	20,061	867,438
H&R Block, Inc.	20,447	687,224
		1,554,662
Hotels, Restaurants & Leisure - 1.9%
Bowlero Corp. Class A (b)(c)	63,930	775,471
Brinker International, Inc. (b)	31,597	1,241,130
Hilton Grand Vacations, Inc. (b)	35,581	1,654,517
Hyatt Hotels Corp. Class A	9,102	1,150,038
Light & Wonder, Inc. Class A (b)	11,025	775,058
Red Rock Resorts, Inc.	25,303	1,227,196
		6,823,410
Household Durables - 1.3%
Mohawk Industries, Inc. (b)	7,437	790,851
Newell Brands, Inc.	101,520	1,132,963
Tempur Sealy International, Inc.	61,048	2,724,572
		4,648,386
Leisure Products - 1.9%
BRP, Inc.	20,358	1,872,846
Brunswick Corp.	18,250	1,575,158
Mattel, Inc. (b)	89,772	1,912,144
Topgolf Callaway Brands Corp. (b)	69,701	1,391,929
		6,752,077
Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.	19,489	1,165,247
American Eagle Outfitters, Inc.	124,775	1,753,089
Bath & Body Works, Inc.	29,040	1,076,222
Camping World Holdings, Inc.	32,797	1,050,488
Lithia Motors, Inc. Class A (sub. vtg.)	7,278	2,260,037
Sally Beauty Holdings, Inc. (b)	105,705	1,265,289
Signet Jewelers Ltd. (c)	30,433	2,449,552
Upbound Group, Inc.	64,511	2,234,016
Victoria's Secret & Co. (b)	94,557	1,937,473
		15,191,413
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (b)	48,713	1,797,997
Gildan Activewear, Inc.	52,242	1,624,726
Wolverine World Wide, Inc.	56,140	711,294
		4,134,017
TOTAL CONSUMER DISCRETIONARY		47,112,702
CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Primo Water Corp.	82,580	1,170,159
Consumer Staples Distribution & Retail - 0.7%
U.S. Foods Holding Corp. (b)	61,143	2,612,640
Food Products - 1.7%
Bunge Ltd.	23,786	2,584,825
Darling Ingredients, Inc. (b)	36,594	2,534,135
Tyson Foods, Inc. Class A	13,453	749,601
		5,868,561
Household Products - 0.7%
Energizer Holdings, Inc.	52,199	1,863,504
Spectrum Brands Holdings, Inc.	7,070	554,359
		2,417,863
TOTAL CONSUMER STAPLES		12,069,223
ENERGY - 10.7%
Energy Equipment & Services - 2.8%
Championx Corp.	55,321	1,969,428
Expro Group Holdings NV (b)	120,762	2,679,709
Liberty Oilfield Services, Inc. Class A	33,864	557,740
TechnipFMC PLC	68,604	1,258,197
Tenaris SA	69,070	1,147,773
Valaris Ltd. (b)	22,206	1,705,421
Vallourec SA (b)	53,148	693,054
		10,011,322
Oil, Gas & Consumable Fuels - 7.9%
Advantage Energy Ltd. (b)	101,830	718,173
Antero Resources Corp. (b)	168,568	4,509,194
APA Corp.	10,268	415,751
Canadian Natural Resources Ltd.	27,078	1,646,673
Cenovus Energy, Inc. (Canada)	89,630	1,704,713
Delek U.S. Holdings, Inc.	47,669	1,315,188
Denbury, Inc. (b)	6,347	557,965
Diamondback Energy, Inc.	3,871	570,276
Energy Transfer LP	105,408	1,400,872
EQT Corp.	16,049	676,947
Genesis Energy LP	19,796	193,803
Hess Corp.	30,727	4,662,208
Imperial Oil Ltd.	34,748	1,871,989
Kosmos Energy Ltd. (b)	175,530	1,246,263
Parkland Corp.	37,690	1,029,247
Range Resources Corp.	21,432	673,608
Talos Energy, Inc. (b)	73,867	1,181,872
Targa Resources Corp.	22,689	1,860,271
The Williams Companies, Inc.	11,155	384,290
Tourmaline Oil Corp. (c)	23,297	1,207,384
Valero Energy Corp.	3,271	421,665
		28,248,352
TOTAL ENERGY		38,259,674
FINANCIALS - 18.1%
Banks - 5.0%
Axos Financial, Inc. (b)	28,421	1,335,787
Bank of Kyoto Ltd.	14,672	864,345
Comerica, Inc.	18,130	978,295
East West Bancorp, Inc.	43,749	2,721,625
First Citizens Bancshares, Inc.	2,020	2,891,226
First Citizens Bancshares, Inc. Class B	210	270,688
KeyCorp	41,190	507,049
M&T Bank Corp.	13,154	1,839,718
Popular, Inc.	18,740	1,359,587
U.S. Bancorp	72,900	2,892,672
Webster Financial Corp.	18,170	859,804
Wintrust Financial Corp.	13,875	1,170,495
		17,691,291
Capital Markets - 2.9%
Ameriprise Financial, Inc.	4,581	1,596,249
BGC Group, Inc. Class A	228,140	1,085,946
Carlyle Group LP	33,182	1,182,938
LPL Financial	8,495	1,948,413
Onex Corp. (sub. vtg.)	12,160	746,854
Petershill Partners PLC (a)	321,194	696,625
Raymond James Financial, Inc.	22,394	2,464,908
UBS Group AG	37,240	823,119
		10,545,052
Consumer Finance - 1.9%
Ally Financial, Inc.	16,970	518,264
OneMain Holdings, Inc.	61,437	2,794,155
PROG Holdings, Inc. (b)	40,800	1,655,664
SLM Corp.	108,311	1,752,472
		6,720,555
Financial Services - 4.9%
Apollo Global Management, Inc.	41,197	3,366,207
Corebridge Financial, Inc. (c)	61,159	1,144,285
ECN Capital Corp.	300,358	596,775
Essent Group Ltd.	39,003	1,934,549
Fidelity National Information Services, Inc.	9,130	551,269
Global Payments, Inc.	34,443	3,797,341
Nuvei Corp. (a)(b)	4,570	155,883
Voya Financial, Inc.	22,770	1,690,900
Walker & Dunlop, Inc.	22,632	2,059,059
WEX, Inc. (b)	11,067	2,095,536
		17,391,804
Insurance - 3.4%
AMBAC Financial Group, Inc. (b)	23,097	326,592
American Financial Group, Inc.	22,373	2,720,781
Assurant, Inc.	16,020	2,154,850
First American Financial Corp.	34,409	2,180,842
Primerica, Inc.	3,180	676,386
Reinsurance Group of America, Inc.	12,136	1,703,288
The Travelers Companies, Inc.	14,275	2,464,008
		12,226,747
TOTAL FINANCIALS		64,575,449
HEALTH CARE - 5.9%
Biotechnology - 0.7%
Biogen, Inc. (b)	2,266	612,251
BioMarin Pharmaceutical, Inc. (b)	2,210	194,325
Exact Sciences Corp. (b)	1,382	134,800
Galapagos NV (b)	28,748	1,208,118
Horizon Therapeutics PLC (b)	420	42,113
United Therapeutics Corp. (b)	612	148,545
		2,340,152
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	6,555	296,483
Dentsply Sirona, Inc.	2,278	94,583
Envista Holdings Corp. (b)	3,824	131,584
Hologic, Inc. (b)	3,146	249,855
Inspire Medical Systems, Inc. (b)	451	129,802
Masimo Corp. (b)	1,051	128,537
STERIS PLC	1,193	269,081
Teleflex, Inc.	676	169,791
The Cooper Companies, Inc.	1,137	444,863
Zimmer Biomet Holdings, Inc.	2,964	409,477
		2,324,056
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (b)	3,335	263,565
AdaptHealth Corp. (b)	107,662	1,479,276
AmerisourceBergen Corp.	3,174	593,221
Centene Corp. (b)	41,801	2,846,230
Cigna Group	8,629	2,546,418
CVS Health Corp.	21,085	1,574,839
Encompass Health Corp.	2,606	172,074
Henry Schein, Inc. (b)	2,105	165,853
Molina Healthcare, Inc. (b)	1,768	538,338
Owens & Minor, Inc. (b)	83,270	1,602,115
Quest Diagnostics, Inc.	3,382	457,280
		12,239,209
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	2,857	347,897
Bio-Rad Laboratories, Inc. Class A (b)	1,000	405,360
Charles River Laboratories International, Inc. (b)	1,861	389,954
ICON PLC (b)	2,233	561,399
Illumina, Inc. (b)	1,267	243,454
		1,948,064
Pharmaceuticals - 0.6%
Catalent, Inc. (b)	1,946	94,420
Jazz Pharmaceuticals PLC (b)	12,998	1,695,199
Royalty Pharma PLC	15,001	470,731
		2,260,350
TOTAL HEALTH CARE		21,111,831
INDUSTRIALS - 16.6%
Air Freight & Logistics - 0.8%
DHL Group	9,980	512,659
FedEx Corp.	8,682	2,343,706
		2,856,365
Building Products - 1.5%
Armstrong World Industries, Inc.	1,270	98,247
Builders FirstSource, Inc. (b)	13,618	1,966,848
Carlisle Companies, Inc.	6,165	1,708,938
UFP Industries, Inc.	14,932	1,534,412
		5,308,445
Commercial Services & Supplies - 1.1%
HNI Corp.	27,278	793,517
The Brink's Co.	31,038	2,264,532
The GEO Group, Inc. (b)	113,940	851,132
		3,909,181
Construction & Engineering - 1.8%
Fluor Corp. (b)	50,300	1,558,294
Granite Construction, Inc.	40,452	1,655,700
MDU Resources Group, Inc.	54,118	1,197,090
Willscot Mobile Mini Holdings (b)	41,971	2,012,509
		6,423,593
Electrical Equipment - 2.0%
Acuity Brands, Inc.	8,245	1,362,404
Generac Holdings, Inc. (b)	11,800	1,813,660
GrafTech International Ltd.	216,465	1,142,935
Regal Rexnord Corp.	18,949	2,959,455
		7,278,454
Ground Transportation - 3.3%
ArcBest Corp.	5,980	695,594
Knight-Swift Transportation Holdings, Inc. Class A	31,205	1,895,704
RXO, Inc.	32,143	708,753
Ryder System, Inc.	21,473	2,193,467
TFI International, Inc. (Canada)	12,229	1,569,604
U-Haul Holding Co. (non-vtg.)	36,319	2,077,810
XPO, Inc. (b)	36,984	2,560,772
		11,701,704
Machinery - 3.1%
Allison Transmission Holdings, Inc.	40,096	2,353,234
Chart Industries, Inc. (b)(c)	12,280	2,236,925
Crane Nxt Co.	16,043	948,943
Gates Industrial Corp. PLC (b)	60,570	824,963
Kennametal, Inc.	48,965	1,492,453
Terex Corp.	12,868	754,451
Timken Co.	25,201	2,340,165
		10,951,134
Professional Services - 1.1%
Concentrix Corp.	23,656	1,969,125
Leidos Holdings, Inc.	8,512	796,127
Manpower, Inc.	17,709	1,396,886
		4,162,138
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (b)	15,334	1,313,664
Core & Main, Inc. (b)	11,540	364,779
Custom Truck One Source, Inc. Class A (b)	147,834	1,023,011
Herc Holdings, Inc.	11,028	1,475,877
McGrath RentCorp.	8,500	819,230
WESCO International, Inc.	10,451	1,834,882
		6,831,443
TOTAL INDUSTRIALS		59,422,457
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.6%
Lumentum Holdings, Inc. (b)	38,904	2,037,013
Electronic Equipment, Instruments & Components - 1.9%
Coherent Corp. (b)	27,938	1,323,144
Flex Ltd. (b)	106,547	2,915,126
Knowles Corp. (b)	58,580	1,070,257
Vontier Corp.	43,985	1,360,456
		6,668,983
Semiconductors & Semiconductor Equipment - 0.2%
Skyworks Solutions, Inc.	7,090	810,883
Software - 0.6%
NCR Corp. (b)	79,389	2,133,976
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Technology Holdings PLC	30,333	1,926,146
TOTAL INFORMATION TECHNOLOGY		13,577,001
MATERIALS - 12.9%
Chemicals - 6.4%
Axalta Coating Systems Ltd. (b)	45,649	1,460,768
Cabot Corp.	19,762	1,403,102
Celanese Corp. Class A	33,190	4,161,694
CF Industries Holdings, Inc.	6,118	502,165
Corteva, Inc.	17,088	964,276
Eastman Chemical Co.	14,854	1,271,205
Methanex Corp. (c)	52,757	2,376,175
Olin Corp.	46,236	2,666,892
The Chemours Co. LLC	79,139	2,926,560
Tronox Holdings PLC	118,837	1,579,344
Westlake Corp.	26,671	3,667,263
		22,979,444
Construction Materials - 1.5%
Eagle Materials, Inc.	7,919	1,460,026
GCC S.A.B. de CV	130,408	1,266,932
Knife River Holding Co.	32,167	1,398,299
Martin Marietta Materials, Inc.	2,543	1,135,348
		5,260,605
Containers & Packaging - 0.9%
Crown Holdings, Inc.	17,927	1,662,909
O-I Glass, Inc. (b)	69,528	1,596,363
		3,259,272
Metals & Mining - 3.2%
ATI, Inc. (b)	26,690	1,272,579
Carpenter Technology Corp.	17,023	1,018,997
Constellium NV (b)	195,523	3,732,534
First Quantum Minerals Ltd.	45,042	1,335,906
Freeport-McMoRan, Inc.	39,750	1,774,838
Schnitzer Steel Industries, Inc. Class A	35,834	1,297,549
Steel Dynamics, Inc.	9,923	1,057,593
		11,489,996
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp.	39,583	3,013,454
TOTAL MATERIALS		46,002,771
REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 5.2%
CubeSmart	39,824	1,726,769
Digital Realty Trust, Inc.	19,548	2,436,072
Douglas Emmett, Inc.	58,470	859,509
Equity Lifestyle Properties, Inc.	17,309	1,232,055
Essex Property Trust, Inc.	7,775	1,893,601
Lamar Advertising Co. Class A	11,024	1,088,069
Outfront Media, Inc.	86,220	1,332,961
Prologis (REIT), Inc.	12,318	1,536,671
Ventas, Inc.	47,407	2,300,188
Welltower, Inc.	51,361	4,219,306
		18,625,201
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc. (b)	16,081	2,678,291
Marcus & Millichap, Inc.	20,886	766,098
		3,444,389
TOTAL REAL ESTATE		22,069,590
UTILITIES - 6.3%
Electric Utilities - 4.4%
Constellation Energy Corp.	46,092	4,454,792
Edison International	34,351	2,471,898
Entergy Corp.	7,700	790,790
NRG Energy, Inc.	18,260	693,697
PG&E Corp. (b)	269,355	4,743,337
PPL Corp.	86,940	2,393,458
		15,547,972
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	92,325	1,996,990
Vistra Corp.	87,086	2,443,633
		4,440,623
Multi-Utilities - 0.7%
Algonquin Power & Utilities Corp.	124,291	1,025,508
Sempra Energy	11,006	1,640,114
		2,665,622
TOTAL UTILITIES		22,654,217
TOTAL COMMON STOCKS (Cost $287,490,935)		353,714,205

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.17% to 5.3% 8/31/23 to 9/7/23 (e) (Cost $208,934)	210,000	208,905

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	3,845,846	3,846,615
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	7,502,660	7,503,410
TOTAL MONEY MARKET FUNDS (Cost $11,350,011)		11,350,025

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $299,049,880)	365,273,135
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(8,082,632)
NET ASSETS - 100.0%	357,190,503

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	6	Sep 2023	1,646,040	2,721	2,721

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,405,888 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $193,971.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	8,563,889	136,824,046	141,541,320	162,042	-	-	3,846,615	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	10,739,930	93,409,990	96,646,510	37,751	-	-	7,503,410	0.0%
Total	19,303,819	230,234,036	238,187,830	199,793	-	-	11,350,025

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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